Net revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,766,481	$ 2,573,233	$ 3,033,990
Taxes on sales	249,202	263,979	402,064
Return of products sales	3,254	2,385	4,809
Gross billing	3,018,937	2,839,597	3,440,863
Zinc [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	1,687,043	1,682,711	2,093,105
Lead [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	364,613	321,803	276,438
Copper [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	359,935	263,376	290,519
Silver [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	80,167	61,594	57,921
Other [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	181,583	136,024	206,119
Freight And Insurance Services [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	$ 93,140	$ 107,725	$ 109,888